Equity - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 581,397	$ 549,326	$ 481,052
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares	229,080		4,823,404
Ending balance	$ 497,044	$ 581,397	$ 549,326
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	648,696,070	583,949,612	498,626,208
Beginning balance	$ 1,163,153	$ 1,051,450	$ 910,405
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares			4,223,404
Exercise of share options	$ 209	$ 9,223	$ 4,364
Transfer to employee share trust, shares | shares		3,450,000
Share based compensation for services rendered, shares | shares	1,758,481	1,187,168	600,000
Share based compensation for services rendered	$ 1,698	$ 1,867	$ 864
Transaction costs arising on share issue	$ 21	$ (1,312)	$ (6,871)
Total contributions of equity during the period, shares | shares	1,758,481	64,746,458	85,323,404
Total contributions of equity during the period	$ 1,928	$ 106,809	$ 137,840
Share options reserve transferred to equity on exercise of options	$ 228	$ 4,894	$ 3,205
Ending balance, Shares | shares	650,454,551	648,696,070	583,949,612
Ending balance	$ 1,165,309	$ 1,163,153	$ 1,051,450
Placement Agreement | Issued Capital
Transactions with owners in their capacity as owners:
Placement of shares under a share placement agreement, shares | shares		60,109,290	80,500,000
Placement of shares under a share placement agreement		$ 97,031	$ 139,483